Summary of Significant Accounting Policies - Anti-dilutive shares outstanding (Details) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares outstanding	34,856,696	31,581,703	29,956,884	27,622,287
Employee Stock Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares outstanding	28,566,282	26,261,054	23,547,558	23,226,338
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares outstanding	3,187,649	4,226,449	3,187,649	4,395,949
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive shares outstanding	3,102,765	1,094,200	3,221,677